Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2010 Fund	May 30, 2023
Fidelity Freedom 2010 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.21%)
Past 5 years	2.34%
Past 10 years	4.55%
Fidelity Freedom 2010 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.97%)
Past 5 years	0.33%
Past 10 years	2.88%
Fidelity Freedom 2010 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.18%)
Past 5 years	1.47%
Past 10 years	3.20%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0201
Average Annual Return:
Past 1 year	(12.90%)
Past 5 years	2.58%
Past 10 years	4.76%